Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

July 31, 2020

TIE-QTLY-0920
1.863105.112

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 1.5%
Beacon Lighting Group Ltd.	8,420	$6,677
Commonwealth Bank of Australia	4,645	236,286
CSL Ltd.	3,952	762,629
Evolution Mining Ltd.	24,904	104,977
Imdex Ltd.	12,596	11,924
Kogan.Com Ltd.	1,400	16,664
Macquarie Group Ltd.	2,764	243,861

TOTAL AUSTRALIA		1,383,018

Austria - 0.2%
Erste Group Bank AG	8,985	200,035
Bailiwick of Jersey - 1.0%
Experian PLC	13,470	470,509
Ferguson PLC	1,800	158,676
Glencore Xstrata PLC	102,398	234,344
Integrated Diagnostics Holdings PLC (a)(b)	7,500	30,150

TOTAL BAILIWICK OF JERSEY		893,679

Belgium - 0.9%
Barco NV	2,604	51,201
KBC Ancora (a)	1,176	39,425
KBC Groep NV	9,204	524,779
UCB SA	1,700	217,974

TOTAL BELGIUM		833,379

Bermuda - 0.3%
Shangri-La Asia Ltd.	324,000	234,107
Brazil - 1.0%
BM&F BOVESPA SA	30,247	367,843
Suzano Papel e Celulose SA (a)	60,800	489,519

TOTAL BRAZIL		857,362

Canada - 6.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,898	761,023
Canadian National Railway Co.	7,036	687,290
Canadian Pacific Railway Ltd.	4,507	1,239,497
Constellation Software, Inc.	672	794,876
Franco-Nevada Corp.	5,734	916,532
McCoy Global, Inc. (a)	7,000	2,012
New Look Vision Group, Inc.	1,300	28,631
Nutrien Ltd.	8,506	277,003
Richelieu Hardware Ltd.	1,814	44,962
Suncor Energy, Inc.	14,294	224,849
The Toronto-Dominion Bank	17,000	752,242
Waste Connection, Inc. (Canada)	2,700	275,957

TOTAL CANADA		6,004,874

Cayman Islands - 7.1%
Airtac International Group	12,000	250,937
Alibaba Group Holding Ltd.	1,100	34,514
Alibaba Group Holding Ltd. sponsored ADR (a)	6,627	1,663,510
Bilibili, Inc. ADR (a)	5,300	230,974
JD.com, Inc. sponsored ADR (a)	7,732	493,224
Li Ning Co. Ltd.	171,000	550,488
Sunny Optical Technology Group Co. Ltd.	22,300	419,799
Tencent Holdings Ltd.	41,100	2,819,383

TOTAL CAYMAN ISLANDS		6,462,829

China - 4.6%
AVIC Jonhon OptronicTechnology Co. Ltd.	52,850	329,974
C&S Paper Co. Ltd. (A Shares)	68,700	240,420
China Life Insurance Co. Ltd. (H Shares)	182,000	417,492
China Merchants Bank Co. Ltd. (H Shares)	139,000	648,343
Haier Smart Home Co. Ltd. (A Shares) (c)	395,100	1,019,591
Hualan Biological Engineer, Inc. (A Shares)	50,200	467,300
Industrial & Commercial Bank of China Ltd. (H Shares)	1,027,000	601,762
Shenzhen Inovance Technology Co. Ltd. (A Shares)	55,500	399,910
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	8,334	28,341

TOTAL CHINA		4,153,133

Cyprus - 0.0%
Headhunter Group PLC ADR	600	12,024
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	179	230,450
Ambu A/S Series B	528	18,366
Netcompany Group A/S (a)(b)	1,087	78,064
ORSTED A/S (b)	1,417	201,958
SimCorp A/S	487	56,699
Spar Nord Bank A/S	3,126	25,763

TOTAL DENMARK		611,300

Finland - 0.6%
Admicom OYJ	130	11,699
Kone OYJ (B Shares)	3,549	281,100
Sampo Oyj (A Shares)	5,366	193,950
Tikkurila Oyj	4,480	72,614

TOTAL FINLAND		559,363

France - 6.3%
ALTEN (a)	531	41,408
Atos Origin SA (a)	2,246	191,547
AXA SA	24,934	500,268
BNP Paribas SA (a)	13,072	525,308
Capgemini SA	1,742	224,693
Edenred SA	4,879	242,130
Laurent-Perrier Group SA	259	22,882
Lectra	700	14,809
Legrand SA	3,586	277,407
LVMH Moet Hennessy Louis Vuitton SE	1,396	607,041
Natixis SA (a)	24,394	59,050
Safran SA (a)	2,225	236,633
Sanofi SA	9,200	965,973
SR Teleperformance SA	1,056	307,620
Total SA	18,297	692,426
Vetoquinol SA	600	48,626
VINCI SA	3,890	334,793
Vivendi SA	9,312	247,107
Worldline SA (a)(b)	1,812	155,217

TOTAL FRANCE		5,694,938

Germany - 6.9%
Bayer AG	6,392	424,643
CompuGroup Medical AG	1,098	95,840
CTS Eventim AG	1,347	53,186
Deutsche Borse AG	1,820	331,442
Hannover Reuck SE	1,859	314,019
HeidelbergCement AG	3,832	212,658
Infineon Technologies AG	9,005	229,586
Linde PLC	4,951	1,205,481
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,132	300,063
Nexus AG	1,420	70,755
Rheinmetall AG	1,600	151,230
SAP SE	8,565	1,352,014
Siemens AG	6,421	818,267
Vonovia SE	10,927	710,247

TOTAL GERMANY		6,269,431

Hong Kong - 3.5%
AIA Group Ltd.	106,024	956,012
China Resources Beer Holdings Co. Ltd.	142,000	987,549
CNOOC Ltd. sponsored ADR	3,918	413,937
Hong Kong Exchanges and Clearing Ltd.	10,000	477,659
Sun Art Retail Group Ltd.	243,000	337,365

TOTAL HONG KONG		3,172,522

Hungary - 1.0%
Richter Gedeon PLC	37,300	864,359
India - 1.7%
Embassy Office Parks (REIT)	7,200	34,421
Housing Development Finance Corp. Ltd.	27,677	658,289
Indian Energy Exchange Ltd. (b)	5,473	13,091
Larsen & Toubro Ltd.	20,000	243,847
Reliance Industries Ltd. sponsored GDR (b)	1,900	104,690
Shree Cement Ltd.	1,021	295,877
Solar Industries India Ltd. (a)	15,500	210,198

TOTAL INDIA		1,560,413

Indonesia - 0.5%
PT Bank Mandiri (Persero) Tbk	824,900	327,857
PT Bank Rakyat Indonesia Tbk	386,354	83,922

TOTAL INDONESIA		411,779

Ireland - 0.9%
CRH PLC	11,685	425,434
CRH PLC sponsored ADR	7,728	281,222
FBD Holdings PLC (a)	1,972	15,424
Ryanair Holdings PLC sponsored ADR (a)	1,529	114,675

TOTAL IRELAND		836,755

Israel - 0.9%
Elbit Systems Ltd. (Israel)	4,563	640,572
Ituran Location & Control Ltd.	2,161	28,590
Maytronics Ltd.	2,000	30,538
Strauss Group Ltd.	2,755	78,088
Tel Aviv Stock Exchange Ltd.	7,200	32,945

TOTAL ISRAEL		810,733

Italy - 1.5%
Assicurazioni Generali SpA	12,109	180,580
Enel SpA	76,012	696,310
Interpump Group SpA	7,462	243,303
Mediobanca SpA	26,378	213,030

TOTAL ITALY		1,333,223

Japan - 13.0%
Ai Holdings Corp.	1,100	14,538
Aoki Super Co. Ltd.	1,000	27,358
Artnature, Inc.	2,000	10,751
Aucnet, Inc.	1,300	13,853
Azbil Corp.	13,800	457,588
Broadleaf Co. Ltd.	10,200	53,961
Central Automotive Products Ltd.	1,000	20,027
Curves Holdings Co. Ltd. (a)	6,600	31,985
Daiichikosho Co. Ltd.	1,600	43,002
Daikokutenbussan Co. Ltd.	700	39,412
DENSO Corp.	6,023	222,806
Fanuc Corp.	3,587	605,210
Fujitsu Ltd.	1,948	260,828
Funai Soken Holdings, Inc.	1,450	30,410
GCA Savvian Group Corp.	1,100	5,861
Goldcrest Co. Ltd.	2,960	36,519
Hoya Corp.	8,414	828,245
Ibiden Co. Ltd.	3,291	88,357
Idemitsu Kosan Co. Ltd.	6,232	129,817
Itochu Corp.	15,953	349,791
Kao Corp.	2,822	204,719
Keyence Corp.	2,184	912,347
Kobayashi Pharmaceutical Co. Ltd.	550	48,633
Koshidaka Holdings Co. Ltd.	6,200	19,445
Kusuri No Aoki Holdings Co. Ltd.	500	46,526
Lasertec Corp.	2,000	173,823
Medikit Co. Ltd.	1,200	39,847
Minebea Mitsumi, Inc.	13,403	219,801
Miroku Jyoho Service Co., Ltd.	1,100	22,051
Misumi Group, Inc.	18,500	435,870
Mitsubishi Estate Co. Ltd.	8,208	117,910
Mitsubishi UFJ Financial Group, Inc.	76,549	286,854
Mitsuboshi Belting Ltd.	1,500	24,727
Mitsui Fudosan Co. Ltd.	6,111	95,539
Nabtesco Corp.	4,500	134,760
Nagaileben Co. Ltd.	2,900	72,572
Nihon Parkerizing Co. Ltd.	7,600	73,376
NS Tool Co. Ltd.	1,200	28,137
OBIC Co. Ltd.	2,552	455,891
Oracle Corp. Japan	1,942	232,625
ORIX Corp.	20,599	222,781
OSG Corp.	10,500	141,647
Paramount Bed Holdings Co. Ltd.	1,600	68,093
ProNexus, Inc.	2,100	22,041
Recruit Holdings Co. Ltd.	15,018	468,499
San-Ai Oil Co. Ltd.	3,200	25,726
Shin-Etsu Chemical Co. Ltd.	3,193	373,705
Shinsei Bank Ltd.	14,798	167,177
SHO-BOND Holdings Co. Ltd.	6,780	290,146
Shoei Co. Ltd.	3,900	102,939
SK Kaken Co. Ltd.	120	42,511
SoftBank Group Corp.	4,408	278,026
Software Service, Inc.	400	41,113
Sony Corp.	3,824	297,106
Sumitomo Mitsui Financial Group, Inc.	11,848	315,707
Suzuki Motor Corp.	5,293	173,681
Takeda Pharmaceutical Co. Ltd.	4,357	158,014
Techno Medica Co. Ltd.	500	8,176
The Monogatari Corp.	280	18,992
TKC Corp.	300	16,494
Tocalo Co. Ltd.	2,800	31,133
Tokio Marine Holdings, Inc.	7,221	304,906
Tokyo Electron Ltd.	663	183,464
Toyota Motor Corp.	12,450	739,081
USS Co. Ltd.	15,500	230,036
Welcia Holdings Co. Ltd.	600	54,981
Workman Co. Ltd.	300	28,171
Yamato Kogyo Co. Ltd.	600	12,152

TOTAL JAPAN		11,732,270

Kenya - 0.1%
Safaricom Ltd.	481,234	125,724
Korea (South) - 2.5%
BGF Retail Co. Ltd.	140	14,575
Leeno Industrial, Inc.	269	30,795
Samsung Electronics Co. Ltd.	35,009	1,695,032
Shinhan Financial Group Co. Ltd.	19,530	488,243

TOTAL KOREA (SOUTH)		2,228,645

Luxembourg - 0.4%
Globant SA (a)	2,100	363,174
Mexico - 1.8%
CEMEX S.A.B. de CV sponsored ADR	145,400	444,924
Grupo Financiero Banorte S.A.B. de CV Series O (a)	127,400	457,392
Wal-Mart de Mexico SA de CV Series V	311,800	731,760

TOTAL MEXICO		1,634,076

Netherlands - 2.4%
Aalberts Industries NV	3,100	110,243
AerCap Holdings NV (a)	2,757	74,246
ASML Holding NV (Netherlands)	3,136	1,114,966
Koninklijke Philips Electronics NV	5,091	263,056
NN Group NV	4,400	160,672
Yandex NV Series A (a)	7,700	443,058

TOTAL NETHERLANDS		2,166,241

New Zealand - 0.1%
Auckland International Airport Ltd.	17,253	73,001
Norway - 0.4%
Adevinta ASA Class B (a)	8,665	139,754
Kongsberg Gruppen ASA	3,509	53,048
Medistim ASA (a)	800	20,655
Schibsted ASA (B Shares)	4,896	160,943
Skandiabanken ASA (b)	3,800	27,304

TOTAL NORWAY		401,704

Philippines - 0.0%
Jollibee Food Corp.	6,971	19,184
Portugal - 0.1%
Galp Energia SGPS SA Class B	10,067	105,410
Russia - 1.0%
Lukoil PJSC sponsored ADR	5,600	381,360
MMC Norilsk Nickel PJSC sponsored ADR	3,200	84,064
Sberbank of Russia sponsored ADR	37,700	449,196

TOTAL RUSSIA		914,620

Singapore - 0.2%
United Overseas Bank Ltd.	14,757	207,771
South Africa - 1.2%
AngloGold Ashanti Ltd.	13,000	424,111
Clicks Group Ltd.	13,572	181,241
Impala Platinum Holdings Ltd.	56,863	501,908

TOTAL SOUTH AFRICA		1,107,260

Spain - 1.3%
Amadeus IT Holding SA Class A	5,865	292,870
Banco Santander SA (Spain)	169,011	362,439
Cellnex Telecom SA (b)	6,339	397,395
Fluidra SA (a)	2,876	47,564
Prosegur Compania de Seguridad SA (Reg.)	4,241	11,140
Unicaja Banco SA (b)	64,431	35,702

TOTAL SPAIN		1,147,110

Sweden - 2.6%
Addlife AB	7,256	101,647
AddTech AB (B Shares)	3,000	139,608
ASSA ABLOY AB (B Shares)	23,240	513,051
Atlas Copco AB (A Shares)	11,130	490,438
Epiroc AB Class A	15,843	221,519
Ericsson (B Shares)	33,042	384,446
Investor AB (B Shares)	6,731	396,027
INVISIO AB	1,100	20,371
John Mattson Fastighetsforetag (a)	1,200	20,227
Lagercrantz Group AB (B Shares)	5,068	102,626

TOTAL SWEDEN		2,389,960

Switzerland - 6.7%
Nestle SA (Reg. S)	14,740	1,752,907
Novartis AG	12,045	992,114
Roche Holding AG (participation certificate)	4,522	1,566,224
Schindler Holding AG:
(participation certificate)	1,266	319,078
(Reg.)	117	29,041
Swiss Life Holding AG	374	136,138
Tecan Group AG	277	116,246
Temenos Group AG	1,260	185,993
UBS Group AG	30,119	351,790
Zurich Insurance Group Ltd.	1,653	611,284

TOTAL SWITZERLAND		6,060,815

Taiwan - 4.3%
Addcn Technology Co. Ltd.	3,772	27,235
ECLAT Textile Co. Ltd.	22,000	259,247
MediaTek, Inc.	31,000	740,106
Sporton International, Inc.	40,000	338,533
Taiwan Semiconductor Manufacturing Co. Ltd.	130,035	1,888,127
Unified-President Enterprises Corp.	159,000	387,184
Yageo Corp.	16,000	211,975

TOTAL TAIWAN		3,852,407

United Kingdom - 5.9%
Alliance Pharma PLC	35,718	33,897
Anglo American PLC (United Kingdom)	14,705	359,992
AstraZeneca PLC (United Kingdom)	2,542	280,839
Avon Rubber PLC	3,095	134,505
BAE Systems PLC	16,227	103,997
Beazley PLC	17,995	98,320
BHP Billiton PLC	42,106	910,476
Bodycote PLC	3,086	22,743
BP PLC	154,301	558,802
Clarkson PLC	700	18,830
Dechra Pharmaceuticals PLC	5,036	188,271
DP Poland PLC (a)	52,800	5,011
Great Portland Estates PLC	2,896	22,351
Hilton Food Group PLC	1,854	26,744
Howden Joinery Group PLC	4,647	29,825
Imperial Brands PLC	8,170	136,462
InterContinental Hotel Group PLC ADR	2,781	129,678
ITE Group PLC	13,942	14,564
Lloyds Banking Group PLC	532,668	181,486
London Stock Exchange Group PLC	2,750	303,762
Network International Holdings PLC (b)	26,387	139,544
Prudential PLC	7,620	108,896
RELX PLC (London Stock Exchange)	4,574	96,696
Rightmove PLC	24,772	178,776
Royal Dutch Shell PLC Class B sponsored ADR	6,177	174,809
RSA Insurance Group PLC	31,813	178,691
Spectris PLC	9,632	323,907
Spirax-Sarco Engineering PLC	1,318	177,875
Standard Chartered PLC (United Kingdom)	39,180	197,864
Standard Life PLC	45,233	148,262
Ultra Electronics Holdings PLC	1,477	46,053

TOTAL UNITED KINGDOM		5,331,928

United States of America - 5.7%
Alphabet, Inc. Class A (a)	145	215,753
Autoliv, Inc.	1,895	123,232
Berkshire Hathaway, Inc. Class B (a)	1,089	213,204
Black Knight, Inc. (a)	2,793	209,252
CME Group, Inc.	600	99,708
Lam Research Corp.	568	214,227
Marsh & McLennan Companies, Inc.	3,642	424,657
Martin Marietta Materials, Inc.	652	135,081
MasterCard, Inc. Class A	1,844	568,929
Moody's Corp.	1,424	400,571
Morningstar, Inc.	235	39,489
MSCI, Inc.	1,063	399,667
NICE Systems Ltd. sponsored ADR (a)	1,000	205,240
PriceSmart, Inc.	1,379	90,145
ResMed, Inc.	2,365	478,936
S&P Global, Inc.	1,174	411,194
Sherwin-Williams Co.	620	401,710
Visa, Inc. Class A	2,921	556,158

TOTAL UNITED STATES OF AMERICA		5,187,153

TOTAL COMMON STOCKS
(Cost $71,707,080)		88,207,709

Nonconvertible Preferred Stocks - 1.6%
Brazil - 1.0%
Itau Unibanco Holding SA	104,455	538,439
Petroleo Brasileiro SA - Petrobras sponsored ADR	42,767	370,790

TOTAL BRAZIL		909,229

Germany - 0.6%
Porsche Automobil Holding SE (Germany)	7,156	405,051
Sartorius AG (non-vtg.)	220	84,327

TOTAL GERMANY		489,378

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,598,610)		1,398,607

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.14% (d)
(Cost $927,781)	927,580	927,858
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $74,233,471)		90,534,174
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,580)
NET ASSETS - 100%		$90,526,594

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,183,115 or 1.3% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,950
Fidelity Securities Lending Cash Central Fund	562
Total	$6,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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